CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating expenses:
Research and development	$ 3,229,584	$ 754,302	$ 5,132,416	$ 973,893
General and administrative	1,635,065	351,114	3,670,751	699,492
Total operating expenses	4,864,649	1,105,416	8,803,167	1,673,385
Loss from operations	(4,864,649)	(1,105,416)	(8,803,167)	(1,673,385)
Other income (expense):
Interest expense, net	134,291	133,686	282,064	135,405
Change in fair value of financial instruments	930,193	1,013,880	2,910,865	(4,523,685)
Gain on extinguishment of convertible debt and derivative liability	1,307,421		1,307,421
Other income/(expense)	16,288	(321)	27,062	(2,379)
Total other income (expense), net	2,119,611	879,873	3,963,284	(4,661,469)
Net loss	(2,745,038)	(225,543)	(4,839,883)	(6,334,854)
Other comprehensive gain/(loss):
Gain/(loss) on foreign currency translation	1,636	(91,842)	49,477	(145,217)
Comprehensive loss	$ (2,743,402)	$ (317,385)	$ (4,790,406)	$ (6,480,071)
Net loss per Common Share, basic	$ (0.38)	$ (0.06)	$ (0.67)	$ (1.30)
Net loss per Common Share, diluted	$ (0.38)	$ (0.06)	$ (0.67)	$ (1.30)
Weighted-average Common Shares, basic	7,195,529	5,099,172	7,195,529	5,000,935
Weighted-average Common Shares, diluted	7,195,529	5,099,172	7,195,529	5,000,935